West Loop Realty Fund

Class A Shares (Ticker: REIAX)

Class C Shares (Ticker: REICX)

Class T Shares (Ticker: REIDX)

Institutional Class Shares (Ticker: REIIX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated August 1, 2022, to the currently effective

Statement of Additional Information (“SAI”).

Effective June 16, 2022, Eric M. Banhazl, who served as an Interested Trustee of the Trust from January 2008 to June 14, 2022, is serving as a Trustee Emeritus of the Trust. Effective June 16, 2022, Charles H. Miller is serving as Chair of the Nominating, Governance and Regulatory Review Committee. Additionally, effective August 1, 2022, John P. Zader is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the following changes are made to the Fund’s SAI.

The last sentence of the second paragraph of the “Trustees and Officers” section is replaced with the following:

Charles H. Miller, Ashley Toomey Rabun and William H. Young are all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”).

The table in the “Trustees and Officers” section is deleted in its entirety and replaced with the following:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	6	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	6	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	6	None.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee[e]
Interested Trustees:
John P. Zader a * (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Funds (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	6	Investment Managers Series Trust II, a registered investment company (includes 56 portfolios).
Maureen Quill [a] ** (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; President, UMB Distribution Services (March 2013 – December 2020); Vice President, Investment Managers Series Trust (December 2013 – June 2014).	6	None.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present).	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); and Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 53 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Fund’s investment advisor also serves as investment advisor to the Braddock Multi-Strategy Income Fund, Robinson Opportunistic Income Fund, Robinson Tax Advantaged Income Fund, Securian AM Balanced Stabilization Fund and Securian AM Equity Stabilization Fund, which are offered in separate prospectuses. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.
*	Mr. Zader is an “interested person” of the Trust by virtue of the employment of a member of his immediate family with an investment advisor to certain series of the Trust.
**	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

The following paragraph is added immediately below the table in the “Trustees and Officers” section:

Effective June 16, 2022, Eric M. Banhazl, who served as a Trustee of the Trust from January 2008 to June 14, 2022, is serving as a Trustee Emeritus of the Trust. As a Trustee Emeritus, Mr. Banhazl may attend the meetings of the Board of Trustees or any of its committees, but has no duties, powers or responsibilities with respect to the Trust.

The first paragraph of the “Compensation” section is deleted in its entirety and replaced with the following:

Each Independent Trustee and Mr. Zader receives a quarterly retainer of $35,000, $4,000 for each special in-person meeting attended, or any special meeting attended by videoconference or teleconference in lieu of in-person attendance in accordance with SEC exemptive relief, and $1,500 for any special meeting attended by teleconference or videoconference at which action is taken and/or materials are prepared for review. In addition, Ms. Rabun receives an additional annual retainer of $25,000 for serving as Chairperson of the Board; Mr. Young receives an additional annual retainer of $10,000 for serving as Audit Committee Chair; and Mr. Miller receives additional annual retainers of $10,000 for serving as Chair of each of the Valuation Committee and the Nominating, Governance and Regulatory Review Committee. The Trust has no pension or retirement plan.

The Trustee compensation table and the last paragraph in the “Compensation” section are deleted in their entirety and replaced with the following:

Name of Person/Position	Aggregate Compensation From the Fund ($)[1,3]	Pension or Retirement Benefits Accrued as Part of Fund’s Expenses ($)	Estimated Annual Benefits Upon Retirement ($)	Total Compensation from Fund and Fund Complex Paid to Trustees ($)[1,2,3]
Independent Trustees:
Charles H. Miller, Trustee, Valuation Committee Chair, and Nominating, Governance and Regulatory Review Committee Chair	$1,810	None	None	$14,213
Ashley Toomey Rabun, Trustee and Chairperson	$2,004	None	None	$15,736
William H. Young, Trustee and Audit Committee Chair	$1,810	None	None	$14,213
Interested Trustee:
John Zader, Trustee	$1,810	None	None	$14,213

1	For the fiscal year ended December 31, 2021.
2	There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the series managed by the same investment advisor. The Advisor also serves as investment advisor to the Braddock Multi-Strategy Income Fund, Robinson Opportunistic Income Fund, Robinson Tax Advantaged Income Fund, Securian AM Balanced Stabilization Fund and Securian AM Equity Stabilization Fund, which are offered in separate prospectuses. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services. For the Funds’ fiscal year ended December 31, 2021, the aggregate Independent Trustees’ fees for the Trust were $575,000.
3	Messrs. Miller and Zader elected to defer payment of his compensation from the Fund under the Fund’s non-qualified Deferred Compensation Plan for Trustees under which trustees may defer receipt of all or part of their compensation from the Fund. As of the fiscal year ended December 31, 2021, the total amount of deferred compensation payable to Ms. Rabun, Mr. Miller and Mr. Zader was $29,980, $113,792 and $220,938.

Ms. Quill is not compensated for her service as Trustee because of her affiliation with the Trust. Officers of the Trust are not compensated by the Fund for their services.

As a Trustee Emeritus of the Trust, Mr. Banhazl does not receive any compensation from the Trust; however, he is entitled to reimbursement of expenses related to his attendance at any meetings of the Board of Trustees or its committees.

All references to Mr. Banhazl are deleted in their entirety from the first paragraph and the first bullet point list in the “Additional Information Concerning the Board and the Trustees” section, and the second paragraph of the “Additional Information Concerning the Board and the Trustees” section is deleted in its entirety and replaced with the following:

The Trustees were selected to join the Board based upon the following factors, among others: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; as to each Trustee other than Ms. Quill and Mr. Zader, satisfying the criteria for not being classified as an “interested person” of the Trust as defined in the 1940 Act; and, as to Ms. Quill, her position with UMB Fund Services, Inc., one of the Trust’s co-administrators. In addition, the Trustees have the following specific experience, qualifications, attributes and/or skills relevant to the operations of the Trust:

The second to last sentence of the Nominating Committee paragraph in the “Additional Information Concerning the Board and the Trustees” section is replaced with the following:

The Independent Trustees comprise the Nominating Committee, and the Committee is chaired by Mr. Miller.

The first sentence of the third to last paragraph in the “Additional Information Concerning the Board and the Trustees” section is replaced with the following:

Independent Trustees comprise 60% of the Board and Ashley Toomey Rabun, an Independent Trustee, serves as Chairperson of the Board.

The “Fund Shares Beneficially Owned by Trustees” section is deleted in its entirety and replaced with the following:

Fund Shares Beneficially Owned by Trustees

As of December 31, 2021, the Trustees beneficially owned shares of the Funds and other series of the Trust as follows.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Charles H. Miller, Independent Trustee	None	None
Ashley Toomey Rabun, Independent Trustee	None	None
William H. Young, Independent Trustee	None	Over $100,000
John P. Zader, Interested Trustee	None	None
Maureen Quill, Interested Trustee	None	None

Please file this Supplement with your records.